Investment Objectives and Goals - Freedom 100 Emerging Markets ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FREEDOM 100 EMERGING MARKETS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Freedom 100 Emerging Markets ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Freedom 100 Emerging Markets Index (the “Index”).